Fair Value Measurements - Schedule of assets and liabilities measured at fair value on recurring basis (Detail)	Mar. 31, 2021 USD ($)
Assets:
Investments held in Trust Account - money market fund	$ 325,000,534
Liabilities:
Derivative warrant liabilities - Private placement warrants	14,405,000
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Investments held in Trust Account - money market fund	325,000,534
Liabilities:
Derivative warrant liabilities - Public warrants	8,710,000
Significant Other Unobservable Inputs (Level 3) [Member]
Liabilities:
Derivative warrant liabilities - Private placement warrants	$ 5,695,000